Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the three years in the period ended December 31, 2023. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021, and 2020:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Distributable Cash Flow (in thousands)(3)
					TSR(3)	Peer Group TSR(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,551,321	$4,847,159	$1,432,098	$892,141	$174	$160	$422,549	$451,210
2022	$4,854,098	$11,023,787	$2,243,395	$4,299,524	$169	$155	$476,480	$441,062
2021	$4,853,340	$8,155,718	$1,773,850	$2,652,296	$95	$107	$181,987	$267,401
2020	$2,808,371	$284,773	$1,503,794	$226,239	$57	$64	$121,819	$255,395

(1)	The PEO reflected in columns (b) and (c) represents Thomas L. Carter, Jr. The non-PEO NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022 and 2023 are as follows:
2023: Jeffrey P. Wood, L. Steve Putman, Carrie P. Clark, Dawn K. Smajstrla and Evan M. Kiefer
2022: Jeffrey P. Wood, L. Steve Putman, Carrie P. Clark and Dawn K. Smajstrla
2021: Jeffrey P. Wood, L. Steve Putman, Carrie P. Clark and Dawn K. Smajstrla
2020: Jeffrey P. Wood, L. Steve Putman, Dawn K. Smajstrla, Holbrook F. Dorn and Brock Morris

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

2023
PEO SUMMARY COMPENSATION TABLE TOTALS	$4,551,321
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,533,852)
Fair value at year end of equity awards granted during the year	3,541,816
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(250,992)
Change in fair value of equity awards granted in prior years that vested during the year	(363,523)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	902,389
Total Equity Award Related Adjustments	295,838
COMPENSATION ACTUALLY PAID TOTALS	$4,847,159

2023
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,432,098
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(781,206)
Fair value at year end of equity awards granted during the year	782,966
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(40,707)
Change in fair value of equity awards granted in prior years that vested during the year	(111,181)
Equity awards granted in prior years that were forfeited during the year	(696,296)
Dividends or other earnings paid on equity awards during the year	306,466
Total Equity Award Related Adjustments	(539,958)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$892,141

(3)
Please see disclosure under “Narrative Disclosure to Pay vs. Performance Table” below for a description of how TSR and Peer Group TSR are calculated and for how distributable cash flow is derived from our audited financial statements.

Company Selected Measure Name	distributable cash flow
Named Executive Officers, Footnote
(1)	The PEO reflected in columns (b) and (c) represents Thomas L. Carter, Jr. The non-PEO NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022 and 2023 are as follows:
2023: Jeffrey P. Wood, L. Steve Putman, Carrie P. Clark, Dawn K. Smajstrla and Evan M. Kiefer
2022: Jeffrey P. Wood, L. Steve Putman, Carrie P. Clark and Dawn K. Smajstrla
2021: Jeffrey P. Wood, L. Steve Putman, Carrie P. Clark and Dawn K. Smajstrla
2020: Jeffrey P. Wood, L. Steve Putman, Dawn K. Smajstrla, Holbrook F. Dorn and Brock Morris

Peer Group Issuers, Footnote
(3)
Please see disclosure under “Narrative Disclosure to Pay vs. Performance Table” below for a description of how TSR and Peer Group TSR are calculated and for how distributable cash flow is derived from our audited financial statements.

PEO Total Compensation Amount	$ 4,551,321	$ 4,854,098	$ 4,853,340	$ 2,808,371
PEO Actually Paid Compensation Amount	$ 4,847,159	11,023,787	8,155,718	284,773
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

2023
PEO SUMMARY COMPENSATION TABLE TOTALS	$4,551,321
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,533,852)
Fair value at year end of equity awards granted during the year	3,541,816
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(250,992)
Change in fair value of equity awards granted in prior years that vested during the year	(363,523)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	902,389
Total Equity Award Related Adjustments	295,838
COMPENSATION ACTUALLY PAID TOTALS	$4,847,159

Non-PEO NEO Average Total Compensation Amount	$ 1,432,098	2,243,395	1,773,850	1,503,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 892,141	4,299,524	2,652,296	226,239
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

2023
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,432,098
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(781,206)
Fair value at year end of equity awards granted during the year	782,966
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(40,707)
Change in fair value of equity awards granted in prior years that vested during the year	(111,181)
Equity awards granted in prior years that were forfeited during the year	(696,296)
Dividends or other earnings paid on equity awards during the year	306,466
Total Equity Award Related Adjustments	(539,958)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$892,141

Compensation Actually Paid vs. Total Shareholder Return
CAP and Total Unitholder Return
The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non -PEO NEOs and both (i) the Company’s cumulative total return on our common units and (ii) the Company’s cumulative total unitholder return as compared to the cumulative total unitholder return of the S&P Oil & Gas E&P Index. Cumulative total returns presented below assume a $100 investment on December 31, 2019 and the reinvestment of dividends for each year presented below.

Compensation Actually Paid vs. Net Income	CAP and Net Income The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non -PEO NEOs and the net income of the Company for each year presented below.
Compensation Actually Paid vs. Company Selected Measure
CAP and Distributable Cash Flow
The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non-PEO NEOs and the Company Selected Measure, which for the Company is distributable cash flow, for each year presented below. Distributable cash flow is calculated by reference to Adjusted EBITDA.

We define Adjusted EBITDA as net income (loss) before interest expense, income taxes, and depreciation, depletion, and amortization expense, adjusted for impairment of oil and natural gas properties, accretion of asset retirement obligations, unrealized gains and losses on commodity derivative instruments, non-cash equity-based compensation, and gains or losses on sales of assets, if any. We define distributable cash flow as Adjusted EBITDA plus or minus amounts for certain non-cash operating activities, cash interest expense, distributions to preferred unitholders, and restructuring charges, if any.

Total Shareholder Return Vs Peer Group
CAP and Total Unitholder Return
The following graph illustrates the relationship between the CAP to our PEO and the average CAP to our non -PEO NEOs and both (i) the Company’s cumulative total return on our common units and (ii) the Company’s cumulative total unitholder return as compared to the cumulative total unitholder return of the S&P Oil & Gas E&P Index. Cumulative total returns presented below assume a $100 investment on December 31, 2019 and the reinvestment of dividends for each year presented below.

Tabular List, Table
The following is an unranked list of the most important financial performance measures that we used to determine CAP for fiscal year 2023. For more detail regarding these financial performance measures, please see below, as well as “Compensation Discussion and Analysis” beginning on page 20.

Most Important Performance Measures
Distributable Cash Flow
Adjusted EBITDA
Net Debt to Adjusted EBITDA

Total Shareholder Return Amount	$ 174	169	95	57
Peer Group Total Shareholder Return Amount	160	155	107	64
Net Income (Loss)	$ 422,549,000	$ 476,480,000	$ 181,987,000	$ 121,819,000
Company Selected Measure Amount	451,210,000	441,062,000	267,401,000	255,395,000
PEO Name	Thomas L. Carter
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Adjusted EBITDA
PEO | Fair value of equity awards granted during the year from the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,533,852)
PEO | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,541,816
PEO | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(250,992)
PEO | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,523)
PEO | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	902,389
PEO | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,838
Non-PEO NEO | Fair value of equity awards granted during the year from the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(781,206)
Non-PEO NEO | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	782,966
Non-PEO NEO | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,707)
Non-PEO NEO | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,181)
Non-PEO NEO | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(696,296)
Non-PEO NEO | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,466
Non-PEO NEO | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (539,958)